May 5, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:      Sefton Funds Trust ("Sefton")
         Registration Nos. 033-88568 and 811-08948

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Sefton pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus, Owner's Manual and Statement of Additional Information, each dated April 30, 1999, which would have been filed by Sefton pursuant to Rule 497(c) of the Act, do not differ materially from those which were contained in Sefton's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on April 29, 1999.

Please contact the undersigned at (614) 470-8656 with any questions.  Thank you.

Very truly yours,

/s/ MANDERLEY A. RUSH

Manderley A. Rush, Esq.
Assistant Secretary
Sefton Funds Trust


cc:  Steven R. Howard, Esq.